Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,161	$ 53,968
Securities measured at amortized cost	35,159	31,800
Equity securities designated at FVOCI	836	585
Securities mandatorily measured and designated at FVTPL	72,245	62,693
Total financial securities	161,401	149,046
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	8,340	11,409
Securities measured at amortized cost	1,668	790
Securities mandatorily measured and designated at FVTPL	$ 8,452	$ 11,655
Debt securities measured at FVOCI, yield	0.90%	0.60%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 14,189	$ 15,315
Securities measured at amortized cost	12,020	11,072
Securities mandatorily measured and designated at FVTPL	$ 10,334	$ 9,783
Debt securities measured at FVOCI, yield	2.00%	1.00%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 14,127	$ 12,596
Securities measured at amortized cost	12,874	10,968
Securities mandatorily measured and designated at FVTPL	$ 4,935	$ 5,596
Debt securities measured at FVOCI, yield	0.50%	0.70%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,775	$ 5,861
Securities measured at amortized cost	695	551
Securities mandatorily measured and designated at FVTPL	$ 4,031	$ 1,974
Debt securities measured at FVOCI, yield	0.70%	0.80%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,545	$ 2,368
Securities measured at amortized cost	3,412	3,954
Securities mandatorily measured and designated at FVTPL	$ 1,957	$ 1,582
Debt securities measured at FVOCI, yield	1.40%	1.40%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 352	$ 195
Securities measured at amortized cost	309	662
Securities mandatorily measured and designated at FVTPL	$ 333	$ 571
Debt securities measured at FVOCI, yield	1.30%	1.80%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,833	$ 6,224
Securities measured at amortized cost	4,181	3,803
Securities mandatorily measured and designated at FVTPL	$ 3,999	$ 3,550
Debt securities measured at FVOCI, yield	0.50%	0.70%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,161	$ 53,968
Securities mandatorily measured and designated at FVTPL	34,041	34,711
Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	126	42
Securities mandatorily measured and designated at FVTPL	38,204	27,982
Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	710	543
Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	836	585
Securities mandatorily measured and designated at FVTPL	38,204	$ 27,982
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	4,550
Total financial securities	25,951
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,516
Securities measured at amortized cost	398
Securities mandatorily measured and designated at FVTPL	$ 2,193
Debt securities measured at FVOCI, yield	0.90%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 264
Securities measured at amortized cost	131
Securities mandatorily measured and designated at FVTPL	$ 1,136
Debt securities measured at FVOCI, yield	2.20%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,687
Securities measured at amortized cost	2,391
Securities mandatorily measured and designated at FVTPL	$ 753
Debt securities measured at FVOCI, yield	0.20%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,259
Securities measured at amortized cost	135
Securities mandatorily measured and designated at FVTPL	$ 2,817
Debt securities measured at FVOCI, yield	0.50%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 152
Securities mandatorily measured and designated at FVTPL	1
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	97
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,765
Securities measured at amortized cost	1,343
Securities mandatorily measured and designated at FVTPL	$ 913
Debt securities measured at FVOCI, yield	0.70%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 13,491
Securities mandatorily measured and designated at FVTPL	7,910
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	20,208
Total financial securities	63,848
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	5,664
Securities measured at amortized cost	1,234
Securities mandatorily measured and designated at FVTPL	$ 2,218
Debt securities measured at FVOCI, yield	0.90%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,508
Securities measured at amortized cost	6,278
Securities mandatorily measured and designated at FVTPL	$ 2,025
Debt securities measured at FVOCI, yield	1.80%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 8,317
Securities measured at amortized cost	8,242
Securities mandatorily measured and designated at FVTPL	$ 3,208
Debt securities measured at FVOCI, yield	0.70%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,303
Securities measured at amortized cost	167
Securities mandatorily measured and designated at FVTPL	$ 1,129
Debt securities measured at FVOCI, yield	0.60%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 401
Securities measured at amortized cost	1,541
Securities mandatorily measured and designated at FVTPL	$ 1,771
Debt securities measured at FVOCI, yield	1.00%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 274
Securities mandatorily measured and designated at FVTPL	190
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	5,672
Securities measured at amortized cost	2,472
Securities mandatorily measured and designated at FVTPL	$ 2,234
Debt securities measured at FVOCI, yield	0.40%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 30,865
Securities mandatorily measured and designated at FVTPL	12,775
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	9,347
Total financial securities	20,316
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	160
Securities measured at amortized cost	36
Securities mandatorily measured and designated at FVTPL	$ 909
Debt securities measured at FVOCI, yield	1.80%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,156
Securities measured at amortized cost	5,611
Securities mandatorily measured and designated at FVTPL	$ 1,075
Debt securities measured at FVOCI, yield	2.30%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 123
Securities measured at amortized cost	2,241
Securities mandatorily measured and designated at FVTPL	$ 788
Debt securities measured at FVOCI, yield	0.20%
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 155
Securities measured at amortized cost	31
Securities mandatorily measured and designated at FVTPL	$ 48
Debt securities measured at FVOCI, yield	5.20%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 321
Securities measured at amortized cost	1,062
Securities mandatorily measured and designated at FVTPL	$ 184
Debt securities measured at FVOCI, yield	2.50%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 39
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	381
Securities measured at amortized cost	366
Securities mandatorily measured and designated at FVTPL	$ 630
Debt securities measured at FVOCI, yield	0.50%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,296
Securities mandatorily measured and designated at FVTPL	3,673
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,054
Total financial securities	12,246
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	3,132
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	261
Securities mandatorily measured and designated at FVTPL	$ 6,098
Debt securities measured at FVOCI, yield	2.40%
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 186
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	58
Securities measured at amortized cost	362
Securities mandatorily measured and designated at FVTPL	$ 37
Debt securities measured at FVOCI, yield	5.90%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 823
Securities measured at amortized cost	657
Securities mandatorily measured and designated at FVTPL	$ 1
Debt securities measured at FVOCI, yield	1.10%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 352
Securities measured at amortized cost	35
Securities mandatorily measured and designated at FVTPL	$ 7
Debt securities measured at FVOCI, yield	1.30%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 15
Securities mandatorily measured and designated at FVTPL	$ 222
Debt securities measured at FVOCI, yield	3.60%
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,509
Securities mandatorily measured and designated at FVTPL	9,683
With no specific maturity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	836
Total financial securities	39,040
With no specific maturity [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	126
Securities mandatorily measured and designated at FVTPL	38,204
With no specific maturity [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	710
With no specific maturity [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 38,204